Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Research Growth Fund, Inc.
Entity Central Index Key	0000030162
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000069523 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Research Growth Fund, Inc.
Class Name	Class A
Trading Symbol	DWOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Research Growth Fund, Inc. (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$108	1.01%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 108	[1]
Expense Ratio, Percent	1.01%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended February 28, 2026, the Fund’s Class A shares returned 14.19%.
  In comparison, the Russell 1000® Growth Index returned 14.78% for the same period.
What affected the Fund’s performance?
  U.S. stocks generally rose amid easing inflation and stabilizing interest rate expectations, with gains led by growth-oriented names tied to technology and AI-driven earnings momentum.
  Strong stock selection and overweight positioning in industrials, especially overweight exposure to the electrical equipment subsector, bolstered relative performance. Strong stock selection in financials also contributed positively.
  Secondary positive contributors to relative performance included both underweight positioning and stock selection within the consumer staples sector.
  Weak stock selection and overweight exposure to health care detracted most from relative returns. Selection within consumer discretionary and positioning and selection within real estate also detracted.
  Secondary detractors included unfavorable stock selection within the information technology and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from March 1 , 2016 through February 28, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Growth Index on 2/29/2016. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 2/28/26 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	7.64%	7.48%	14.19%
without Sales Charge	14.19%	8.76%	14.87%
Russell 1000® Index (broad-based index)	16.73%	13.32%	15.32%
Russell 1000® Growth Index	14.78%	14.36%	18.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2025
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 1,596,000,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 11,701,336
Investment Company Portfolio Turnover	44.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,596	63	$11,701,336	44.35%

Holdings [Text Block]
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective June 30, 2025, the fund’s investment adviser, BNY Mellon Investment Adviser, Inc., revised the expense limitation agreement and contractually agreed, until June 30, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the value of the fund’s average daily net assets. On or after June 30, 2026, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.
This is a summary of certain changes to the Fund since March 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated June 30, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]
Effective June 30, 2025, the fund’s investment adviser, BNY Mellon Investment Adviser, Inc., revised the expense limitation agreement and contractually agreed, until June 30, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the value of the fund’s average daily net assets. On or after June 30, 2026, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated June 30, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000069524 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Research Growth Fund, Inc.
Class Name	Class C
Trading Symbol	DWOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Research Growth Fund, Inc. (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$188	1.76%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 188	[2]
Expense Ratio, Percent	1.76%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended February 28, 2026, the Fund’s Class C shares returned 13.40%.
  In comparison, the Russell 1000® Growth Index returned 14.78% for the same period.
What affected the Fund’s performance?
  U.S. stocks generally rose amid easing inflation and stabilizing interest rate expectations, with gains led by growth-oriented names tied to technology and AI-driven earnings momentum.
  Strong stock selection and overweight positioning in industrials, especially overweight exposure to the electrical equipment subsector, bolstered relative performance. Strong stock selection in financials also contributed positively.
  Secondary positive contributors to relative performance included both underweight positioning and stock selection within the consumer staples sector.
  Weak stock selection and overweight exposure to health care detracted most from relative returns. Selection within consumer discretionary and positioning and selection within real estate also detracted.
  Secondary detractors included unfavorable stock selection within the information technology and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from March 1 , 2016 through February 28, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Growth Index on 2/29/2016. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 2/28/26 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	12.48%	*	7.95%	14.02%
without Deferred Sales Charge	13.40%		7.95%	14.02%
Russell 1000® Index (broad-based index)	16.73%		13.32%	15.32%
Russell 1000® Growth Index	14.78%		14.36%	18.23%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2025
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 1,596,000,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 11,701,336
Investment Company Portfolio Turnover	44.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,596	63	$11,701,336	44.35%

Holdings [Text Block]
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective June 30, 2025, the fund’s investment adviser, BNY Mellon Investment Adviser, Inc., revised the expense limitation agreement and contractually agreed, until June 30, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the value of the fund’s average daily net assets. On or after June 30, 2026, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.
This is a summary of certain changes to the Fund since March 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated June 30, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]
Effective June 30, 2025, the fund’s investment adviser, BNY Mellon Investment Adviser, Inc., revised the expense limitation agreement and contractually agreed, until June 30, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the value of the fund’s average daily net assets. On or after June 30, 2026, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated June 30, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000069525 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Research Growth Fund, Inc.
Class Name	Class I
Trading Symbol	DWOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Research Growth Fund, Inc. (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$82	0.76%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 82	[3]
Expense Ratio, Percent	0.76%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended February 28, 2026, the Fund’s Class I shares returned 14.53%.
  In comparison, the Russell 1000® Growth Index returned 14.78% for the same period.
What affected the Fund’s performance?
  U.S. stocks generally rose amid easing inflation and stabilizing interest rate expectations, with gains led by growth-oriented names tied to technology and AI-driven earnings momentum.
  Strong stock selection and overweight positioning in industrials, especially overweight exposure to the electrical equipment subsector, bolstered relative performance. Strong stock selection in financials also contributed positively.
  Secondary positive contributors to relative performance included both underweight positioning and stock selection within the consumer staples sector.
  Weak stock selection and overweight exposure to health care detracted most from relative returns. Selection within consumer discretionary and positioning and selection within real estate also detracted.
  Secondary detractors included unfavorable stock selection within the information technology and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from March 1 , 2016 through February 28, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Growth Index on 2/29/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 2/28/26 )
Share Class	1YR	5YR	10YR
Class I	14.53%	9.04%	15.16%
Russell 1000® Index (broad-based index)	16.73%	13.32%	15.32%
Russell 1000® Growth Index	14.78%	14.36%	18.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2025
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 1,596,000,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 11,701,336
Investment Company Portfolio Turnover	44.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,596	63	$11,701,336	44.35%

Holdings [Text Block]
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective June 30, 2025, the fund’s investment adviser, BNY Mellon Investment Adviser, Inc., revised the expense limitation agreement and contractually agreed, until June 30, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the value of the fund’s average daily net assets. On or after June 30, 2026, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.
This is a summary of certain changes to the Fund since March 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated June 30, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]
Effective June 30, 2025, the fund’s investment adviser, BNY Mellon Investment Adviser, Inc., revised the expense limitation agreement and contractually agreed, until June 30, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the value of the fund’s average daily net assets. On or after June 30, 2026, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated June 30, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000127666 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Research Growth Fund, Inc.
Class Name	Class Y
Trading Symbol	DRYQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Research Growth Fund, Inc. (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$82	0.76%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 82	[4]
Expense Ratio, Percent	0.76%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended February 28, 2026, the Fund’s Class Y shares returned 14.48%.
  In comparison, the Russell 1000® Growth Index returned 14.78% for the same period.
What affected the Fund’s performance?
  U.S. stocks generally rose amid easing inflation and stabilizing interest rate expectations, with gains led by growth-oriented names tied to technology and AI-driven earnings momentum.
  Strong stock selection and overweight positioning in industrials, especially overweight exposure to the electrical equipment subsector, bolstered relative performance. Strong stock selection in financials also contributed positively.
  Secondary positive contributors to relative performance included both underweight positioning and stock selection within the consumer staples sector.
  Weak stock selection and overweight exposure to health care detracted most from relative returns. Selection within consumer discretionary and positioning and selection within real estate also detracted.
  Secondary detractors included unfavorable stock selection within the information technology and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from March 1 , 2016 through February 28, 2026
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Growth Index on 2/29/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 2/28/26 )
Share Class	1YR	5YR	10YR
Class Y	14.48%	9.03%	15.17%
Russell 1000® Index (broad-based index)	16.73%	13.32%	15.32%
Russell 1000® Growth Index	14.78%	14.36%	18.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2025
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 1,596,000,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 11,701,336
Investment Company Portfolio Turnover	44.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,596	63	$11,701,336	44.35%

Holdings [Text Block]
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective June 30, 2025, the fund’s investment adviser, BNY Mellon Investment Adviser, Inc., revised the expense limitation agreement and contractually agreed, until June 30, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the value of the fund’s average daily net assets. On or after June 30, 2026, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.
This is a summary of certain changes to the Fund since March 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated June 30, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]
Effective June 30, 2025, the fund’s investment adviser, BNY Mellon Investment Adviser, Inc., revised the expense limitation agreement and contractually agreed, until June 30, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the value of the fund’s average daily net assets. On or after June 30, 2026, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated June 30, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000000108 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Research Growth Fund, Inc.
Class Name	Class Z
Trading Symbol	DREQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Research Growth Fund, Inc. (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z*	$87	0.81%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 87	[5]
Expense Ratio, Percent	0.81%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended February 28, 2026, the Fund’s Class Z shares returned 14.44%.
  In comparison, the Russell 1000® Growth Index returned 14.78% for the same period.
What affected the Fund’s performance?
  U.S. stocks generally rose amid easing inflation and stabilizing interest rate expectations, with gains led by growth-oriented names tied to technology and AI-driven earnings momentum.
  Strong stock selection and overweight positioning in industrials, especially overweight exposure to the electrical equipment subsector, bolstered relative performance. Strong stock selection in financials also contributed positively.
  Secondary positive contributors to relative performance included both underweight positioning and stock selection within the consumer staples sector.
  Weak stock selection and overweight exposure to health care detracted most from relative returns. Selection within consumer discretionary and positioning and selection within real estate also detracted.
  Secondary detractors included unfavorable stock selection within the information technology and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from March 1 , 2016 through February 28, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Growth Index on 2/29/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 2/28/26 )
Share Class	1YR	5YR	10YR
Class Z	14.44%	8.97%	15.10%
Russell 1000® Index (broad-based index)	16.73%	13.32%	15.32%
Russell 1000® Growth Index	14.78%	14.36%	18.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2025
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 1,596,000,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 11,701,336
Investment Company Portfolio Turnover	44.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,596	63	$11,701,336	44.35%

Holdings [Text Block]
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective June 30, 2025, the fund’s investment adviser, BNY Mellon Investment Adviser, Inc., revised the expense limitation agreement and contractually agreed, until June 30, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the value of the fund’s average daily net assets. On or after June 30, 2026, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.
This is a summary of certain changes to the Fund since March 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated June 30, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]
Effective June 30, 2025, the fund’s investment adviser, BNY Mellon Investment Adviser, Inc., revised the expense limitation agreement and contractually agreed, until June 30, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the value of the fund’s average daily net assets. On or after June 30, 2026, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated June 30, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter

[1]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[2]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[3]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[4]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[5]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.